Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment	€ 0	€ 0
Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period	6 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period	13 years